Cover	Dec. 27, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Entity File Number	001-41029
Entity Registrant Name	Hunt Companies Acquisition Corp. I
Entity Central Index Key	0001850038
Entity Tax Identification Number	85-2093703
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4401 North Mesa Street
Entity Address, City or Town	El Paso
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79902
City Area Code	915
Local Phone Number	533-1122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	HTAQ.U
Security Exchange Name	NYSE
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	HTAQ
Security Exchange Name	NYSE
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	HTAQ.WS
Security Exchange Name	NYSE